Note 3 - Related Parties (Details) - The Company had balances with FinSirton and Sirton (now Vifarma S.p.A.) as follows: (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Vifarma S.p.A. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable	€ 765	€ 765
Accounts Payable	5	5
F3F S.p.A [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable	15
Accounts Payable	2
Sigma-Tau [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable	407	216
Total Allowance for Doubtful Accounts, Related Parties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts	(765)	(765)
Total Accounts Receivable Net, Related Parties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, net	422	216
Accounts Payable	€ 7	€ 5